48737
                                                       12/98

Prospectus Supplement
dated December 7, 1998 to:
PUTNAM HEALTH SCIENCES TRUST (THE "FUND")
Prospectus dated December 30, 1997

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The  following  officers  of Putnam Investment  Management,  Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                   Business experience
 Officer             Year          (at least 5 years)
------------        -----          -------------------------
David G. Carlson               1997          Employed as an
investment
Senior Vice President                        professional by
Putnam Management
 .                                  since 1990.

Richard B. England             1997          Employed as an
investment
Senior Vice President                        professional by
Putnam Management
                                   since 1992.

Margery C. Parker              1998          Employed as an
investment
Senior Vice President                        professional by
Putnam Management
                                   since 1997.  Prior to December
                                   1997, Ms. Parker was a Vice
                                   President and Portfolio
                                   Manager at Keystone
                                   Investments.